Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		$ 2,723,155	$ 2,329,769	$ 1,737,205
Cumulative depreciation		(842,024)	(773,424)	(549,885)
Total net capitalized costs		1,881,131	1,556,345	1,187,320
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		38,281	46,088	41,441
Cumulative depreciation		(4,006)	(2,972)	(281)
Total net capitalized costs		34,275	43,116	41,160
Machinery, facilities, software licenses and other [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	79,566	71,839	37,519
Machinery, facilities, software licenses and other [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	928	723	476
Oil & gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1],[2]	2,521,781	2,108,966	1,614,708
Oil & gas properties and wells [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1],[2]	36,146	40,381	34,698
Works in progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	121,808	148,964	84,978
Works in progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	$ 1,207	$ 4,984	$ 6,267

[1]	It includes the re-estimation of well plugging and abandonment.
[2]	As of December 31, 2023, including impairment of long lived-assets of 1,679 in Argentina and 22,906 in Mexico (Note 3.2.2).